Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Charters-out [Abstract]
Minimum Future Charter Revenue
Year	Amount
2020	$306,717
2021	213,165
2022	133,127
2023	96,426
2024 to 2028	210,100

Minimum charter revenues	$959,535